Goldman Sachs Funds

-------------------------------------------------------------------------------
ASSET ALLOCATION PORTFOLIOS                 Semi-Annual Report  June 30, 1998
-------------------------------------------------------------------------------

[GRAPHIC]
                                            Strategies designed to provide a

                                            complete investment program in a

                                            single investment and capitalize

                                            on the benefits of asset allocation.

                                                                         LOGO
                                                                         Goldman
                                                                         Sachs

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Market Overview

Dear Shareholder,

Stock and bond markets around the world turned in diverse performances over the six-month period ended June 30, 1998.

--------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:

 .     are not FDIC insured;

 .     are not deposits or obligations of, or guaranteed by, any financial institution;

 .     are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

 .   U.S. -- The U.S. stock market generated strong performance during the period, though not without an increase in overall market volatility. Throughout, the mantle of market leadership was held by mega cap stocks -- the largest and most liquid stocks in the S&P 500 Index -- as investors turned to them in a "flight to quality." In the bond market, bond prices rose as fixed income securities became an increasingly popular investment choice in the aftermath of Asia's financial crisis. The rally was prolonged, helped along by, among other factors, a strengthening U.S. dollar. At period-end, though, interest in U.S. bonds waned somewhat as overseas market volatility subsided.

 .   Europe -- Ongoing merger and acquisition activity, consolidation moves and the convergence of interest rates across Europe helped stocks surge upwards. As in the U.S., investors favored large, liquid names. European bond markets rallied through most of the period, reinforced by "softer" retail sales data and lower-than-expected gross domestic product data. Italy was the exception, given ongoing concerns about its suitability as a member of European Monetary Union.

 .   Japan -- In Japan, continued troubles within the banking sector and the resignation of the Minister of Finance were significant factors behind the country's poor bond and equity market performances. Investor sentiment improved somewhat after the government revealed economic measures designed to prevent further deterioration of the economy. The announcement lifted low-priced stocks that had underperformed the market in previous months, while expectations for additional fiscal stimulus packages helped support the market intermittently in the weeks that followed. By period-end, however, negative news on corporate fundamentals caused the market to retreat once more.

 .   Emerging Markets -- Japan's eroding economy and the dramatic weakening of the Asian economies all contributed to the region's poor market performance. Asia's troubles spilled over into other emerging markets, most notably Latin America. Markets there sold off strongly amid renewed fears over Asia's currency crisis, combined with increased political uncertainty in Colombia and Venezuela and continued weak commodity prices. In Russia, much anticipated capital inflows from privatizations were not forthcoming. In a failed attempt to provide impetus to the market, President Yeltsin restructured his cabinet in favor of a more reform-minded entity. Conversely, the South African market outperformed the MSCI Emerging Markets Free Index, on the back of falling interest rates. Likewise, the Mediterranean region was a relatively safe haven; in particular, Greece rallied strongly following the devaluation of its currency and its decision to join the ERM.

    We encourage you to maintain your long-term investment program, and look forward to serving your investment needs in the years ahead.

    Sincerely,


    /s/ David B. Ford                           /s/ John P. McNulty

    David B. Ford                               John P. McNulty
    Co-Head, Goldman Sachs Asset Management     Co-Head, Goldman Sachs Asset
                                                Management

    July 31, 1998

                                                                    FUND BASICS

     Income Strategy
     as of June 30, 1998

                             Assets Under Management

                             -----------------------
                                  $59.2 Million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GIPAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                      GIPBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                      GIPCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                      GIPIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                      GIPSX
                             -----------------------

--------------------------------------------------------------------------------
  PERFORMANCE REVIEW
--------------------------------------------------------------------------------
  January 2, 1998-June 30, 1998   Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
  Class A                                            5.43%
  Class B                                            5.16%
  Class C                                            5.14%
  Institutional                                      5.73%
  Service Shares                                     5.41%
--------------------------------------------------------------------------------

/1/ The net asset value represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
------------------------------------------------------------------------------------------
  For the period ending June 30, 1998   Class A  Class B  Class C  Institutional  Service
------------------------------------------------------------------------------------------
  Since Inception (1/2/98)              -0.35%    0.12%    4.14%       5.73%       5.41%
------------------------------------------------------------------------------------------

 /2/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on June 30, 1998 was $11.05 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor seeking a high level of current income with greater stability of principal than an investment in equity securities alone. Over half of the portfolio is in domestic fixed income instruments which seek to provide income, and a portion is in global bonds which seek to enhance income and total return. The balance in equities is intended to add diversification and may enhance returns, but will also add a moderate level of volatility to the portfolio.

   [The following tables were depicted as pie charts in the printed material]

                                              STRATEGIC MODEL
                                           PORTFOLIO WEIGHTINGS/3/

Short Duration Government Fund                      43%
High Yield Fund                                      5%
Global Income Fund                                  12%
Growth and Income Fund                              14%
CORE Large Cap Growth Fund                          10%
CORE International Equity Fund                      16%

                                         TACTICAL FUND WEIGHTINGS/3/
                                             (Changes quarterly)

Short Duration Government Fund                      36%
High Yield Fund                                      4%
Global Income Fund                                  14%
Growth and Income Fund                              13%
CORE Large Cap Growth Fund                           9%
CORE International Equity Fund                      24%

--------------------------------------------------------------------------------

/3/ As of 7/1/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

      Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

     Growth and Income Strategy
     as of June 30, 1998

                             Assets Under Management

                             -----------------------
                                 $277.3 Million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GOIAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                      GOIBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                      GOICX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                      GOIIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                      GOISX
                             -----------------------

--------------------------------------------------------------------------------
  PERFORMANCE REVIEW
--------------------------------------------------------------------------------
  January 2, 1998-June 30, 1998   Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
  Class A                                            7.70%
  Class B                                            7.41%
  Class C                                            7.30%
  Institutional                                      7.81%
  Service Shares                                     7.55%
--------------------------------------------------------------------------------

/1/ The net asset value represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
------------------------------------------------------------------------------------------
  For the period ending June 30, 1998   Class A  Class B  Class C  Institutional  Service
------------------------------------------------------------------------------------------
  Since Inception (1/2/98)               1.80%    2.39%    6.30%       7.81%       7.55%
------------------------------------------------------------------------------------------

/2/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on June 30, 1998 was $11.33 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor who is less conservative and seeks current income with the opportunity for long-term capital appreciation. Under normal circumstances, assets are allocated fairly equally among fixed income securities, which are intended to provide the income component, and equity securities, which are intended to provide the capital appreciation component.

   [The following tables were depicted as pie charts in the printed material]

                                              STRATEGIC MODEL
                                           PORTFOLIO WEIGHTINGS/3/

Core Fixed Income Fund                              18%
High Yield Fund                                      8%
Global Income Fund                                  14%
Growth and Income Fund                              20%
CORE Large Cap Growth Fund                          12%
CORE Small Cap Growth Fund                           5%
CORE International Equity Fund                      18%
Emerging Markets Equity Fund                         5%

                                         TACTICAL FUND WEIGHTINGS/3/
                                             (Changes quarterly)

Core Fixed Income Fund                              12%
High Yield Fund                                      6%
Global Income Fund                                  16%
Growth and Income Fund                              19%
CORE Large Cap Growth Fund                          11%
CORE Small Cap Growth Fund                           5%
CORE International Equity Fund                      26%
Emerging Markets Equity Fund                         5%

--------------------------------------------------------------------------------

/3/ As of 7/1/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

      Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                     FUND BASICS

     Growth Strategy
     as of June 30, 1998

                             Assets Under Management

                             -----------------------
                                 $198.8 Million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GGSAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                      GGSBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                      GGSCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                      GGSIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                      GGSSX
                             -----------------------

--------------------------------------------------------------------------------
  PERFORMANCE REVIEW
--------------------------------------------------------------------------------
  January 2, 1998-June 30, 1998   Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
  Class A                                            8.05%
  Class B                                            7.75%
  Class C                                            7.84%
  Institutional                                      8.16%
  Service Shares                                     7.93%
--------------------------------------------------------------------------------

/1/ The net asset value represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
------------------------------------------------------------------------------------------
  For the period ending June 30, 1998   Class A  Class B  Class C  Institutional  Service
------------------------------------------------------------------------------------------
  Since Inception (1/2/98)               2.13%    2.75%    6.84%       8.16%       7.93%
------------------------------------------------------------------------------------------

/2/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on June 30, 1998 was $11.41 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor seeking capital appreciation and, secondarily, current income. Over 75% of the assets are allocated among equity securities, with a blend of domestic large cap, small cap and international stocks, which seek to provide capital appreciation. The bond portion is intended to provide diversification.

   [The following tables were depicted as pie charts in the printed material]

                                              STRATEGIC MODEL
                                           PORTFOLIO WEIGHTINGS/3/

Core Fixed Income Fund                              10%
High Yield Fund                                      5%
Global Income Fund                                   5%
Growth and Income Fund                              28%
CORE Large Cap Growth Fund                          15%
CORE Small Cap Growth Fund                           8%
CORE International Equity Fund                      22%
Emerging Markets Equity Fund                         7%

                                         TACTICAL FUND WEIGHTINGS/3/
                                             (Changes quarterly)

Core Fixed Income Fund                               4%
High Yield Fund                                      3%
Global Income Fund                                   7%
Growth and Income Fund                              27%
CORE Large Cap Growth Fund                          14%
CORE Small Cap Growth Fund                           8%
CORE International Equity Fund                      30%
Emerging Markets Equity Fund                         7%

--------------------------------------------------------------------------------

/3/ As of 7/1/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

      Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

FUND BASICS

     Aggressive Growth Strategy
     as of June 30, 1998

                             Assets Under Management

                             -----------------------
                                  $76.6 Million
                             -----------------------

                                 NASDAQ SYMBOLS

                                 Class A Shares

                             -----------------------
                                      GAPAX
                             -----------------------

                                 Class B Shares

                             -----------------------
                                      GAPBX
                             -----------------------

                                 Class C Shares

                             -----------------------
                                      GAXCX
                             -----------------------

                              Institutional Shares

                             -----------------------
                                      GAPIX
                             -----------------------

                                 Service Shares

                             -----------------------
                                      GAPSX
                             -----------------------

--------------------------------------------------------------------------------
  PERFORMANCE REVIEW
--------------------------------------------------------------------------------
  January 2, 1998-June 30, 1998   Fund Cumulative Total Return (based on NAV)/1/
--------------------------------------------------------------------------------
  Class A                                            7.60%
  Class B                                            7.40%
  Class C                                            7.40%
  Institutional                                      7.60%
  Service Shares                                     7.60%
--------------------------------------------------------------------------------

/1/ The net asset value represents the net assets of the Portfolio (ex-dividend) divided by the total number of shares. Performance does not reflect the deduction of any applicable sales charge.

------------------------------------------------------------------------------------------
  SEC CUMULATIVE TOTAL RETURNS/2/
------------------------------------------------------------------------------------------
  For the period ending June 30, 1998   Class A  Class B  Class C  Institutional  Service
------------------------------------------------------------------------------------------
  Since Inception (1/2/98)               1.70%    2.40%    6.40%       7.60%       7.60%
------------------------------------------------------------------------------------------

/2/ The SEC Cumulative Total Return is determined by computing the percentage change in the value of $1,000 invested at the maximum public offering price for specified periods, assuming reinvestment of all distributions at NAV. The total return calculation reflects a maximum initial sales charge of 5.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). The public offering price of Class A shares on June 30, 1998 was $11.39 and represents the NAV plus the maximum sales charge of 5.5%.

--------------------------------------------------------------------------------
  COMPOSITION/3/
--------------------------------------------------------------------------------

For the investor seeking capital appreciation. Substantially all assets are allocated among equity securities, with a greater focus on small cap and international stocks for enhanced return opportunities.

   [The following tables were depicted as pie charts in the printed material]

                                              STRATEGIC MODEL
                                           PORTFOLIO WEIGHTINGS/3/

Growth and Income Fund                              37%
CORE Large Cap Growth Fund                          17%
CORE Small Cap Equity Fund                          10%
CORE International Equity Fund                      26%
Emerging Markets Equity Fund                        10%

                                         TACTICAL FUND WEIGHTINGS/3/
                                             (Changes quarterly)

Growth and Income Fund                              32%
CORE Large Cap Growth Fund                          15%
CORE Small Cap Equity Fund                           9%
CORE International Equity Fund                      34%
Emerging Markets Equity Fund                        10%

--------------------------------------------------------------------------------

/3/ As of 7/1/98. Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

      Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                            PERFORMANCE OVERVIEW

Asset Allocation Portfolios

Dear Shareholders,

On behalf of Goldman Sachs, it is a pleasure to welcome you as a shareholder in the Goldman Sachs Asset Allocation Portfolios.

    In the future, we will be sending you both annual and semi-annual reports that describe your Strategy's performance. This semi-annual report covers the period from January 2, 1998, when the Strategies were launched, through June 30, 1998.

    Performance Review

    The performance of your Strategy is driven by three factors: (1) strategic asset allocation policy; (2) fund performance; and (3) tactical reallocation. By tactically reallocating your Strategy on a quarterly basis, we attempt to enhance performance over the long term.

    During the first six months of 1998, the Strategies benefited from tactical reallocation decisions. More specifically, we maintained an overweight position in global stocks, which outperformed both bonds and cash. The Strategies' overweight position in equities of developed international markets relative to domestic equities helped performance in the first quarter, but detracted from it in the second quarter. Similarly, the Strategies' overweight position in global bonds relative to domestic bonds improved performance in the first quarter. The Strategies' overweight position in domestic bonds relative to global bonds in the second quarter did not significantly impact performance.

    Despite positive results from tactical reallocation decisions, Strategy returns were offset by (1) poor performance in the emerging market sector, due largely to the economic crisis in Asia; and (2) the underperformance of one of the underlying funds, the Goldman Sachs Growth and Income Fund. Year-to-date, large-cap growth stocks have generated significant outperformance. This Fund is managed according to a value style and currently has a mid-cap bias -- largely in response to the run-up in mega-cap valuations over the past two years.

    The following is a summary of the performance of each of the Strategies, before the effect of any applicable sales charge, for the first half of the year.

  o Goldman Sachs Income Strategy -- Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 5.43%, 5.16%, 5.14%, 5.73% and 5.41%, respectively.

  o Goldman Sachs Growth and Income Strategy -- Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 7.70%, 7.41%, 7.30%, 7.81% and 7.55%, respectively.

  o Goldman Sachs Growth Strategy -- Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 8.05%, 7.75%, 7.84%, 8.16% and 7.93%, respectively.

  o Goldman Sachs Aggressive Growth Strategy -- Class A, B, C, Institutional and Service shares generated cumulative total returns since inception of 7.60%, 7.40%, 7.40%, 7.60% and 7.60%, respectively.

PERFORMANCE OVERVIEW

    Global Asset Allocation Views -- First Half 1998

 .   Equities -- During the period, we were positive on Japan due to attractive valuations. Negative momentum factors, however, led us to underweight Japan in the first quarter and move to a neutral stance during the second quarter. Within Europe, we favored Finland, Italy, Norway and Germany, while we were negative on the UK due to unattractive valuations and relatively poor momentum. We have also underweighted the U.S. due to unattractive valuations.

 .   Bonds -- We favored Europe, especially Sweden, due to attractive valuations and specific momentum factors. Our negative view on Japanese bonds intensified during the period due to poor market momentum and a flattening yield curve. In the first quarter, the Strategies were overweight international bonds against the U.S., but in the second quarter they were overweight U.S. bonds relative to the rest of the world.

 .   Currencies -- We preferred the U.S. dollar versus international currencies during the period, because of its continued market strength and yield curve factors. Malaysia's, New Zealand's and Singapore's currencies were our least favorite, due mostly to poor momentum factors. Additionally, we were negative on the yen during both the first and second quarters. During this period, our currency views moderated our international equity views. Had we been negative on the U.S. dollar, the Strategies would have been more overweighted in international stocks and bonds.

    Current Outlook

 .   Equities -- Currently, we view Japan positively due entirely to attractive valuations. This is a marked change in our views, as continental Europe has dropped in rank for the first time in two years. Within Europe, we continue to favor Finland, Italy, Norway and Germany. We remain negative on the UK as a result of unattractive valuations and relatively poor momentum. We continue to underweight U.S. equities versus international equities due to unattractive valuations and worsening market sentiment.

 .   Bonds -- We continue to favor Europe, especially Sweden, due to attractive valuations and specific momentum factors. Our negative view on the Japanese bond market has increased due to poor market momentum and a continued flattening of the yield curve. Currently, we are underweight the U.S. bond market relative to the rest of the world.

 .   Currencies -- Our preferred currency is the Japanese yen due to momentum factors. We continue to favor the U.S. dollar versus international currencies, except in the cases of Japan and the UK, due to continued market strength and yield curve factors.

    We hope this summary has been helpful to you in your understanding of how we manage the Asset Allocation Portfolios. If you have any questions or comments, we encourage you to contact your Goldman Sachs investment professional.

    We thank you for the confidence you have placed in us and look forward to your continued support.


    Goldman Sachs Quantitative Research Management Team

    New York, July 31, 1998

                                                            PERFORMANCE OVERVIEW

Goldman Sachs' proprietary asset allocation strategy is based on an exclusive risk management framework, the Black-Litterman Asset Allocation Model.

--------------------------------------------------------------------------------
                   THE GOLDMAN SACHS ASSET ALLOCATION PROCESS
--------------------------------------------------------------------------------

                             -----------------------
                                        1
                                    Determine
                                Expected Returns
                             -----------------------

      Estimate long-term expected returns for various asset classes under market-equilibrium conditions with emphasis on three key factors:

      o future volatility estimates,

      o the degree of asset class correlation,

      o a market-capitalization weighting of assets.

      Result: Own asset classes that don't move at the same time. Only accept risks deemed worth the potential return.

                             -----------------------
                                        2
                                Create Long-Term
                              Strategic Allocations
                             -----------------------

      Determine the long-term asset allocation for each Strategy using the equilibrium expected returns and estimates of future volatility and correlation, targeted at specific investor needs.

      Result: Invest in underlying Funds that are linked to long-term objectives.

                             -----------------------
                                        3
                                 Make Short-Term
                              Tactical Adjustments
                             -----------------------

      Adjust the strategic allocations quarterly in response to current economic data, market outlook and return forecasts derived from quantitative and qualitative analyses.

      Result: Capitalize on Strategies that are positioned to seek opportunities in the current market environment.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Balance Portfolio Risk and Return
Through Asset Allocation

Diversifying investments across several asset classes can enhance investment returns and/or manage risk in a portfolio.

    Striking the Right Balance Is Crucial

    For many investors, the optimum goal is to possess a portfolio that provides the right balance between risk and return -- that is, one that manages risk while providing satisfactory returns. In pursuit of this ideal, asset allocation -- the process of developing a personalized, diversified investment portfolio by strategically mixing different asset classes in varying proportions -- is critical. In fact, a study of performance returns for the nation's largest pension plans revealed that asset allocation policy, not individual security selection or timing decisions, accounted for over 91% of an investment portfolio's total return./1/

    The Impact of Asset Allocation on Risk and Return

    To illustrate the effect that diversifying across asset classes can have on a portfolio's risk and return characteristics, consider the diagram below. Please note each portfolio's asset breakdown and the resulting impact on its risk and return characteristics.

    ----------------------------------------------------------------------------
    Hypothetical Asset Allocations (1970-1997)/2)

    [The following table was depicted as pie charts in the printed material]

                         PORTFOLIO A    PORTFOLIO B    PORTFOLIO C

                         RETURN: 9.4%   RETURN: 9.4%   RETURN: 10.7%
                          RISK: 8.3%     RISK: 6.6%     RISK: 8.3%

    bonds                     0%             59%            43%
    treasury bills           90%             29%            21%
    stocks                   10%             12%            36%

    For More Information

    Professionally structured asset allocation portfolios are designed to help investors easily access the benefits associated with the asset allocation process. Goldman Sachs Asset Management offers four strategic portfolios -- Income Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy --from which investors can choose. Each Strategy, which is composed of a carefully balanced blend of Goldman Sachs Funds, holds a defined place on the risk/return spectrum.

    For more information on the Goldman Sachs Asset Allocation Portfolios or other Goldman Sachs Funds, contact your investment professional.

/1/ Source: Financial Analysts Journal, May/June 1991

/2/ Source: Ibbotson Associates. Stocks are represented by the S&P 500; Bonds represent an equally weighted portfolio of long-term and intermediate-term government bonds. Long-term government bonds are represented by the 20-year U.S. government bond; Treasury bills are represented by the 30-Day U.S. Treasury bill. Risk is measured by standard deviation. Risk and return are based on annual data over the period 1970-1997. The portfolios presented in the image are based on Modern Portfolio Theory. Past performance is not indicative of future results.

                                         GOLDMAN SACHS INCOME STRATEGY PORTFOLIO
Statement of Investments
June 30, 1998 (Unaudited)

  SHARES    DESCRIPTION                                                VALUE

 MUTUAL FUNDS - 97.1%
  EQUITY - 44.8%
  1,177,748 Goldman Sachs CORE International Equity Fund -
             Institutional - 20.0%                                $11,824,589
    451,550 Goldman Sachs CORE Large Cap Growth Fund -
             Institutional - 10.8%                                  6,412,004
    302,748 Goldman Sachs Growth and Income Fund -
             Institutional - 14.0%                                  8,258,957
                                                                  -----------
                                                                  $26,495,550
 ----------------------------------------------------------------------------
  FIXED INCOME - 52.3%
    310,482 Goldman Sachs Core Fixed Income Fund -
             Institutional - 5.3%                                 $ 3,145,182
    280,485 Goldman Sachs High Yield Fund -Institutional - 4.8%     2,863,753
  2,548,007 Goldman Sachs Short Duration Government Fund -
             Institutional -42.2%                                  24,970,471
                                                                  -----------
                                                                  $30,979,406
 ----------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (COST $57,624,406)                                              $57,474,956
 ----------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT   DESCRIPTION              VALUE
  REPURCHASE AGREEMENT - 0.5%
  $300,000  Joint Repurchase
            Agreement Ac-
            count
            5.83%, 07/01/98    $   300,000
 ------------------------------------------
  TOTAL REPURCHASE
  AGREEMENT ACCOUNT
  (COST $300,000)              $   300,000
 ------------------------------------------
  TOTAL INVESTMENTS
  (COST $57,924,406)           $57,774,956
 ------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for
  investments in which value
  exceeds cost                 $   326,101
  Gross unrealized loss for
  investments in which cost
  exceeds value                   (475,551)
 ------------------------------------------
  Net unrealized gain          $  (149,450)
 ------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

                                           THE ACCOMPANYING NOTES ARE AN
                                           INTEGRAL PART OF THESE FINANCIAL
                                           STATEMENTS.                        9

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Statement of Investments
June 30, 1998 (Unaudited)

  SHARES    DESCRIPTION                                                 VALUE
 MUTUAL FUNDS - 96.4%
  EQUITY - 63.3%
  6,395,541 Goldman Sachs CORE International Equity Fund -
             Institutional - 23.1%                                $ 64,211,230
  2,380,069 Goldman Sachs CORE Large Cap Growth Fund -
             Institutional - 12.2%                                  33,796,980
  1,143,543 Goldman Sachs CORE Small Cap Equity Fund -
             Institutional - 4.8%                                   13,390,885
  1,315,381 Goldman Sachs Emerging Markets Equity Fund -
             Institutional - 4.1%                                   11,259,663
  1,938,881 Goldman Sachs Growth and Income Fund -
             Institutional - 19.1%                                  52,892,674
                                                                  ------------
                                                                  $175,551,432
 -----------------------------------------------------------------------------
  FIXED INCOME - 33.1%
  6,479,637 Goldman Sachs Core Fixed Income Fund -
             Institutional - 23.7%                                $ 65,638,829
    179,931 Goldman Sachs Global Income Fund - Institutional -
             1.0%                                                    2,727,753
  2,293,640 Goldman Sachs High Yield Fund -Institutional - 8.4%     23,418,060
                                                                  ------------
                                                                  $ 91,784,642
 -----------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (COST $269,137,543)                                             $267,336,074
 -----------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT     DESCRIPTION               VALUE
  REPURCHASE AGREEMENT - 0.9%
  $2,500,000 Joint Repurchase
             Agreement
             Account
             5.83%, 07/01/98    $  2,500,000
 --------------------------------------------
  TOTAL REPURCHASE
  AGREEMENT ACCOUNT
  (COST $2,500,000)             $  2,500,000
 --------------------------------------------
  TOTAL INVESTMENTS
  (COST $271,637,543)           $269,836,074
 --------------------------------------------
 FEDERAL INCOME TAX INFORMATION:
  Gross unrealized gain for
  investments in which value
  exceeds cost                  $  2,257,620
  Gross unrealized loss for
  investments in which cost
  exceeds value                   (4,059,089)
 --------------------------------------------
  Net unrealized gain           $ (1,801,469)
 --------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

10  THE ACCOMPANYING NOTES ARE AN
    INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                                         GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Statement of Investments
June 30, 1998 (Unaudited)

  SHARES    DESCRIPTION                                                 VALUE
 MUTUAL FUNDS - 97.0%
  EQUITY - 83.1%
  5,231,414 Goldman Sachs CORE International Equity Fund -
             Institutional - 26.4%                                $ 52,523,396
  2,162,763 Goldman Sachs CORE Large Cap Growth Fund -
             Institutional - 15.4%                                  30,711,241
  1,330,006 Goldman Sachs CORE Small Cap Equity Fund -
             Institutional - 7.8%                                   15,574,369
  1,339,383 Goldman Sachs Emerging Markets Equity Fund -
             Institutional - 5.8%                                   11,465,116
  2,013,095 Goldman Sachs Growth and Income Fund -
             Institutional - 27.7%                                  54,917,222
                                                                  ------------
                                                                  $165,191,344
 -----------------------------------------------------------------------------
  FIXED INCOME - 13.9%
  1,865,300 Goldman Sachs Core Fixed Income Fund -
             Institutional - 9.5%                                 $ 18,895,491
    862,796 Goldman Sachs High Yield Fund -Institutional - 4.4%      8,809,148
                                                                  ------------
                                                                  $ 27,704,639
 -----------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (COST $195,303,787)                                             $192,895,983
 -----------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT     DESCRIPTION               VALUE
  REPURCHASE AGREEMENT - 0.8%
  $1,600,000 Joint Repurchase
             Agreement
             Account
             5.83%, 07/01/98    $  1,600,000
 --------------------------------------------
  TOTAL REPURCHASE
  AGREEMENT ACCOUNT
  (COST $1,600,000)             $  1,600,000
 --------------------------------------------
  TOTAL INVESTMENTS
  (COST $196,903,787)           $194,495,983
 --------------------------------------------
  FEDERAL INCOME TAX INFORMA-
  TION:
  Gross unrealized gain for
  investments in which value
  exceeds cost                  $  1,738,429
  Gross unrealized loss for
  investments in which cost
  exceeds value                   (4,146,233)
 --------------------------------------------
  Net unrealized gain           $ (2,407,804)
 --------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying mutual funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

                                      THE ACCOMPANYING NOTES ARE AN INTEGRAL
                                      PART OF THESE FINANCIAL STATEMENTS.    11

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Statement of Investments
June 30, 1998 (Unaudited)

  SHARES    DESCRIPTION                                           VALUE

 MUTUAL FUNDS - 97.1%
  EQUITY - 97.1%
  2,334,699 Goldman Sachs CORE International Equity Fund -
             Institutional - 30.6%                           $23,440,379
    896,849 Goldman Sachs CORE Large Cap Growth Fund -
             Institutional - 16.6%                            12,735,251
    581,819 Goldman Sachs CORE Small Cap Equity Fund -
             Institutional - 8.9%                              6,813,095
    743,411 Goldman Sachs Emerging Markets Equity Fund -
             Institutional - 8.3%                              6,363,598
    917,807 Goldman Sachs Growth and Income Fund -
             Institutional - 32.7%                            25,037,777
                                                             -----------
                                                             $74,390,100
 -----------------------------------------------------------------------
  TOTAL MUTUAL FUNDS
  (COST $76,066,880)                                         $74,390,100
 -----------------------------------------------------------------------

  PRINCIPAL
  AMOUNT    DESCRIPTION              VALUE
  REPURCHASE AGREEMENT - 1.0%
  $800,000  Joint Repurchase
            Agreement
            Account
            5.83%, 07/01/98    $   800,000
 ------------------------------------------
  TOTAL REPURCHASE
  AGREEMENT ACCOUNT
  (COST $800,000)              $   800,000
 ------------------------------------------
  TOTAL INVESTMENTS
  (COST $76,866,880)           $75,190,100
 ------------------------------------------
  FEDERAL INCOME TAX INFORMA-
  TION:
  Gross unrealized gain for
  investments in which value
  exceeds cost                 $   611,213
  Gross unrealized loss for
  investments in which cost
  exceeds value                 (2,287,993)
 ------------------------------------------
  Net unrealized gain          $(1,676,780)
 ------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 For information on the underlying investment funds, please call our toll free Shareholder Services Line at
 1-800-526-7384 or visit us on the web at www.gs.com/funds.

12  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Assets and Liabilities
June 30, 1998 (Unaudited)
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                               GOLDMAN SACHS
                                                                      INCOME
                                                          STRATEGY PORTFOLIO
 ASSETS:

  Investment in securities, at value (identified cost
  $57,924,406, $271,637,543, $196,903,787 and
  $76,866,880, respectively)                                     $57,774,956
  Cash                                                                30,792
  Receivables:
  Fund shares sold                                                 1,646,833
  Dividends and interest                                             167,161
  Other assets                                                        98,510
 ----------------------------------------------------------------------------
  TOTAL ASSETS                                                    59,718,252
 ----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Dividends                                                            4,602
  Investment securities purchased                                    330,792
  Fund shares repurchased                                             21,284
  Amounts owed to affiliates                                          98,902
  Accrued expenses and other liabilities                              62,424
 ----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                  518,004
 ----------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                 59,243,281
  Accumulated undistributed (distributions in excess of)
  net investment income (loss)                                        (2,596)
  Accumulated undistributed net realized gain on
  investment transactions                                            109,013
  Net unrealized loss on investments                                (149,450)
 ----------------------------------------------------------------------------
  NET ASSETS                                                     $59,200,248
 ----------------------------------------------------------------------------
  NAV(a)
  Class A                                                             $10.44
  Class B                                                             $10.44
  Class C                                                             $10.44
  Institutional                                                       $10.44
  Service                                                             $10.44
 ----------------------------------------------------------------------------
  Shares Outstanding:
  Class A                                                          2,720,513
  Class B                                                          1,598,623
  Class C                                                          1,305,682
  Institutional                                                        6,491
  Service                                                             37,530
 ----------------------------------------------------------------------------
  Total shares outstanding, $.001 par value (unlimited
  number of shares authorized)                                     5,668,839
 ----------------------------------------------------------------------------

 (a) Maximum public offering price per share (NAV per share X 1.0582) for Class A shares of the Income, Growth and Income, Growth and Aggressive Growth Strategy Portfolios is $11.05, $11.33, $11.41 and $11.39, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

        GOLDMAN SACHS               GOLDMAN SACHS                     GOLDMAN SACHS
    GROWTH AND INCOME                      GROWTH                 AGGRESSIVE GROWTH
   STRATEGY PORTFOLIO          STRATEGY PORTFOLIO                STRATEGY PORTFOLIO

         $269,836,074                $194,495,983                       $75,190,100
               39,956                      71,716                            18,027
            9,884,401                   5,995,847                         2,301,682
              584,526                     265,757                            60,707
              159,822                     146,443                           114,700
 -----------------------------------------------------------------------------------
          280,504,779                 200,975,746                        77,685,216
 -----------------------------------------------------------------------------------


                  807                         543                                --
            2,539,956                   1,671,716                           818,027
              258,600                     126,064                            71,921
              341,758                     244,640                           142,325
              113,408                     101,165                            62,733
 -----------------------------------------------------------------------------------
            3,254,529                   2,144,128                         1,095,006
 -----------------------------------------------------------------------------------


          278,421,279                 200,859,765                        78,216,813
               (9,963)                        732                           (64,045)
              640,403                     378,925                           114,222
           (1,801,469)                 (2,407,804)                       (1,676,780)
 -----------------------------------------------------------------------------------
         $277,250,250                $198,831,618                       $76,590,210
 -----------------------------------------------------------------------------------
               $10.71                      $10.78                            $10.76
               $10.70                      $10.77                            $10.74
               $10.69                      $10.78                            $10.74
               $10.71                      $10.78                            $10.76
               $10.70                      $10.78                            $10.76
 -----------------------------------------------------------------------------------
           11,485,519                   8,000,109                         2,829,632
            7,976,819                   6,363,820                         2,873,451
            6,298,406                   4,033,515                         1,414,897
               59,963                      35,169                               159
               91,487                      13,820                             8,095
 -----------------------------------------------------------------------------------
           25,912,194                  18,446,433                         7,126,234
 -----------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Operations
For the Period Ended June 30, 1998 (Unaudited)

                                                 GOLDMAN SACHS
                                                        INCOME
                                         STRATEGY PORTFOLIO(A)
  INVESTMENT INCOME:
  Dividends                                          $ 438,701
  Interest                                              11,414
 --------------------------------------------------------------------------
  TOTAL INCOME                                         450,115
 --------------------------------------------------------------------------
  EXPENSES:
  Management fees                                       44,833
  Distribution fees                                     63,811
  Authorized dealer service fees                        31,833
  Transfer agent fees                                   70,645
  Custodian fees                                        17,802
  Professional fees                                     12,968
  Registration fees                                     51,691
  Service class fees                                       307
  Trustee fees                                           1,804
  Other                                                  7,604
 --------------------------------------------------------------------------
  TOTAL EXPENSES                                       302,298
 --------------------------------------------------------------------------
  Less -- expenses reimbursed and fees
  waived by Goldman Sachs                             (184,772)
 --------------------------------------------------------------------------
  NET EXPENSES                                         118,526
 --------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                         331,589
 --------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
  Net realized gain from:
  Investment transactions                              109,013
  Net change in unrealized loss on:
  Investments                                         (149,450)
 --------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENT TRANSACTIONS                              (40,437)
 --------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 291,152
 --------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.

16  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

           GOLDMAN SACHS              GOLDMAN SACHS                GOLDMAN SACHS
       GROWTH AND INCOME                     GROWTH            AGGRESSIVE GROWTH
   STRATEGY PORTFOLIO(A)      STRATEGY PORTFOLIO(A)        STRATEGY PORTFOLIO(A)

             $ 1,406,608                $   536,295                  $    92,532
                  57,313                     40,077                           --
 --------------------------------------------------------------------------------
               1,463,921                    576,372                       92,532
 --------------------------------------------------------------------------------
                 202,146                    143,413                       54,841
                 300,854                    217,693                       87,195
                 143,575                    102,053                       39,087
                  92,108                     92,039                       83,082
                  17,802                     17,802                       17,802
                  12,968                     12,968                       12,968
                 114,900                     97,447                       54,600
                     734                        145                           74
                   1,838                      1,821                        1,787
                   9,668                      9,427                        7,629
 --------------------------------------------------------------------------------
                 896,593                    694,808                      359,065
 --------------------------------------------------------------------------------
                (345,872)                  (298,958)                    (202,488)
 --------------------------------------------------------------------------------
                 550,721                    395,850                      156,577
 --------------------------------------------------------------------------------
                 913,200                    180,522                      (64,045)
 --------------------------------------------------------------------------------
                 640,403                    378,925                      114,222
              (1,801,469)                (2,407,804)                  (1,676,780)
 --------------------------------------------------------------------------------
              (1,161,066)                (2,028,879)                  (1,562,558)
 --------------------------------------------------------------------------------
             $  (247,866)               $(1,848,357)                 $(1,626,603)
 --------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Statements of Changes in Net Assets
For the Period Ended June 30, 1998 (Unaudited)

                                                                GOLDMAN SACHS
                                                                       INCOME
                                                        STRATEGY PORTFOLIO(A)
  FROM OPERATIONS:
  Net investment income (loss)                                    $   331,589
  Net realized gain on investment transactions                        109,013
  Net change in unrealized loss on investments                       (149,450)
 -----------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                          291,152
 -----------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                                                     (186,703)
  Class B shares                                                      (73,952)
  Class C shares                                                      (68,633)
  Institutional shares                                                   (499)
  Service shares                                                       (1,802)
  In excess of net investment income
  Class A shares                                                       (1,462)
  Class B shares                                                         (579)
  Class C shares                                                         (537)
  Institutional shares                                                     (4)
  Service shares                                                          (14)
 -----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (334,185)
 -----------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Net proceeds from sales of shares                                62,302,655
  Reinvestment of dividends and distributions                         274,793
  Cost of shares repurchased                                       (3,334,167)
 -----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM SHARE
  TRANSACTIONS                                                     59,243,281
 -----------------------------------------------------------------------------
  TOTAL INCREASE                                                   59,200,248
 -----------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                                                      --
 -----------------------------------------------------------------------------
  End of period                                                   $59,200,248
 -----------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME                                       $    (2,596)
 -----------------------------------------------------------------------------

 (a) Commencement date of operations was January 2, 1998.

18  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

            GOLDMAN SACHS              GOLDMAN SACHS              GOLDMAN SACHS
        GROWTH AND INCOME                     GROWTH          AGGRESSIVE GROWTH
    STRATEGY PORTFOLIO(A)      STRATEGY PORTFOLIO(A)      STRATEGY PORTFOLIO(A)
             $    913,200               $    180,522                $   (64,045)
                  640,403                    378,925                    114,222
               (1,801,469)                (2,407,804)                (1,676,780)
 -------------------------------------------------------------------------------
                 (247,866)                (1,848,357)                (1,626,603)
 -------------------------------------------------------------------------------
                 (495,776)                  (146,995)                        --
                 (229,371)                   (20,520)                        --
                 (181,015)                   (10,842)                        --
                   (3,675)                    (1,275)                        --
                   (3,363)                      (158)                        --
                   (5,408)                        --                         --
                   (2,503)                        --                         --
                   (1,975)                        --                         --
                      (40)                        --                         --
                      (37)                        --                         --
 -------------------------------------------------------------------------------
                 (923,163)                  (179,790)                        --
 -------------------------------------------------------------------------------
              281,588,258                203,875,249                 81,510,173
                  842,919                    168,562                      5,000
               (4,009,898)                (3,184,046)                (3,298,360)
 -------------------------------------------------------------------------------
              278,421,279                200,859,765                 78,216,813
 -------------------------------------------------------------------------------
              277,250,250                198,831,618                 76,590,210
 -------------------------------------------------------------------------------
                       --                         --                         --
 -------------------------------------------------------------------------------
             $277,250,250               $198,831,618                $76,590,210
 -------------------------------------------------------------------------------
             $     (9,963)              $        732                $   (64,045)
 -------------------------------------------------------------------------------

GOLDMAN SACHS INCOME STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                             INCOME FROM            DISTRIBUTIONS TO
                                      INVESTMENT OPERATIONS(E)        SHAREHOLDERS
                                      ------------------------- ------------------------
                            NET ASSET             NET REALIZED               FROM NET
                             VALUE,      NET     AND UNREALIZED  FROM NET  REALIZED GAIN NET INCREASE
                            BEGINNING INVESTMENT    GAIN ON     INVESTMENT ON INVESTMENT IN NET ASSET
                            OF PERIOD   INCOME    INVESTMENTS     INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JUNE 30 (UNAUDITED),
  1998 - Class A Shares(b)   $10.00     $0.10        $0.44        $(0.10)       $--         $0.44
  1998 - Class B Shares(b)    10.00      0.08         0.44         (0.08)        --          0.44
  1998 - Class C Shares(b)    10.00      0.07         0.44         (0.07)        --          0.44
  1998 - Institutional
  Shares(b)                   10.00      0.12         0.44         (0.12)        --          0.44
  1998 - Service Shares(b)    10.00      0.10         0.44         (0.10)        --          0.44
 ----------------------------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

20  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                                         GOLDMAN SACHS INCOME STRATEGY PORTFOLIO

                                                                               RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                  OF FEES OR EXPENSE LIMITATIONS
                                                                               -----------------------------------
                                                                   RATIO OF
                                       NET ASSETS   RATIO OF    NET INVESTMENT     RATIO OF            RATIO OF
   NET ASSET                 PORTFOLIO AT END OF  NET EXPENSES      INCOME       EXPENSES TO        NET INVESTMENT
   VALUE, END      TOTAL     TURNOVER    PERIOD    TO AVERAGE     TO AVERAGE     AVERAGE NET       INCOME TO AVERAGE
   OF PERIOD    RETURN(A)(D)  RATE(D)  (IN 000S)  NET ASSETS(C) NET ASSETS(C)     ASSETS(C)         NET  ASSETS(C)
     $10.44         5.43%      11.50%   $28,413       0.60%          2.91%          2.10%                1.41%
      10.44         5.16       11.50     16,692       1.25           2.29           2.60                 0.94
      10.44         5.14       11.50     13,635       1.25           2.09           2.60                 0.74
      10.44         5.73       11.50         68       0.25           3.20           1.60                 1.85
      10.44         5.41       11.50        392       0.75           2.86           2.10                 1.51
------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                             INCOME FROM            DISTRIBUTIONS TO
                                      INVESTMENT OPERATIONS(E)        SHAREHOLDERS
                                      ------------------------- ------------------------
                            NET ASSET             NET REALIZED               FROM NET
                             VALUE,      NET     AND UNREALIZED  FROM NET  REALIZED GAIN NET INCREASE
                            BEGINNING INVESTMENT    GAIN ON     INVESTMENT ON INVESTMENT IN NET ASSET
                            OF PERIOD   INCOME    INVESTMENTS     INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JUNE 30 (UNAUDITED),
  1998 - Class A Shares(b)   $10.00     $0.06        $0.71        $(0.06)       $--         $0.71
  1998 - Class B Shares(b)    10.00      0.04         0.70         (0.04)        --          0.70
  1998 - Class C Shares(b)    10.00      0.04         0.69         (0.04)        --          0.69
  1998 - Institutional
  Shares(b)                   10.00      0.07         0.71         (0.07)        --          0.71
  1998 - Service Shares(b)    10.00      0.05         0.70         (0.05)        --          0.70

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

22  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                              GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

                                                                               RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                  OF FEES OR EXPENSE LIMITATIONS
                                                                               -----------------------------------
                                                                   RATIO OF                            RATIO OF
                                       NET ASSETS   RATIO OF    NET INVESTMENT     RATIO OF         NET INVESTMENT
   NET ASSET                 PORTFOLIO AT END OF  NET EXPENSES    INCOME TO      EXPENSES TO            INCOME
   VALUE, END      TOTAL     TURNOVER    PERIOD    TO AVERAGE    AVERAGE NET     AVERAGE NET          TO AVERAGE
   OF PERIOD    RETURN(A)(D)  RATE(D)  (IN 000S)  NET ASSETS(C)   ASSETS(C)       ASSETS(C)         NET  ASSETS(C)
     $10.71         7.70%      14.58%   $123,007      0.60%          1.92%           1.28%              1.24%
      10.70         7.41       14.58      85,316      1.25           1.30            1.78               0.77
      10.69         7.30       14.58      67,306      1.25           1.29            1.78               0.76
      10.71         7.81       14.58         642      0.25           2.18            0.78               1.65
      10.70         7.55       14.58         979      0.75           1.88            1.28               1.35
---------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                             INCOME FROM            DISTRIBUTIONS TO
                                      INVESTMENT OPERATIONS(E)        SHAREHOLDERS
                                      ------------------------- ------------------------
                                                  NET REALIZED
                            NET ASSET            AND UNREALIZED              FROM NET
                             VALUE,      NET        GAIN ON      FROM NET  REALIZED GAIN NET INCREASE
                            BEGINNING INVESTMENT   INVESTMENT   INVESTMENT ON INVESTMENT IN NET ASSET
                            OF PERIOD   INCOME    TRANSACTIONS    INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JUNE 30 (UNAUDITED),
  1998 - Class A Shares(b)   $10.00     $0.03        $0.78        $(0.03)       $--         $0.78
  1998 - Class B Shares(b)    10.00        --         0.77            --         --          0.77
  1998 - Class C Shares(b)    10.00        --         0.78            --         --          0.78
  1998 - Institutional
  Shares(b)                   10.00      0.04         0.78         (0.04)        --          0.78
  1998 - Service Shares(b)    10.00      0.01         0.78         (0.01)        --          0.78

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

24  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                                         GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

                                                                                 RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                    OF FEES OR EXPENSE LIMITATIONS
                                                                                 -----------------------------------
                                                                    RATIO OF                            RATIO OF
                                       NET ASSETS   RATIO OF     NET INVESTMENT      RATIO OF        NET INVESTMENT
   NET ASSET                 PORTFOLIO AT END OF  NET EXPENSES  INCOME (LOSS) TO   EXPENSES TO      INCOME (LOSS) TO
   VALUE, END      TOTAL     TURNOVER    PERIOD    TO AVERAGE     AVERAGE NET      AVERAGE NET         AVERAGE NET
   OF PERIOD    RETURN(A)(D)  RATE(D)  (IN 000S)  NET ASSETS(C)    ASSETS(C)        ASSETS(C)           ASSETS(C)
     $10.78         8.05%      6.49%    $86,268       0.60%           0.81%            1.41%                --%
      10.77         7.75       6.49      68,569       1.25            0.16             1.91              (0.50)
      10.78         7.84       6.49      43,467       1.25            0.15             1.91              (0.51)
      10.78         8.16       6.49         379       0.25            1.05             0.91               0.39
      10.78         7.93       6.49         149       0.75            0.59             1.41              (0.07)
--------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

                                             INCOME FROM            DISTRIBUTIONS TO
                                      INVESTMENT OPERATIONS(E)        SHAREHOLDERS
                                      ------------------------- ------------------------
                                                  NET REALIZED
                            NET ASSET    NET     AND UNREALIZED              FROM NET
                             VALUE,   INVESTMENT    GAIN ON      FROM NET  REALIZED GAIN NET INCREASE
                            BEGINNING   INCOME    INVESTMENTS   INVESTMENT ON INVESTMENT IN NET ASSET
                            OF PERIOD   (LOSS)    TRANSACTIONS    INCOME   TRANSACTIONS     VALUE
 FOR THE PERIOD ENDED JUNE 30 (UNAUDITED),
  1998 - Class A Shares(b)   $10.00     $   --       $0.76         $--          $--         $0.76
  1998 - Class B Shares(b)    10.00      (0.02)       0.76          --           --          0.74
  1998 - Class C Shares(b)    10.00      (0.02)       0.76          --           --          0.74
  1998 - Institutional
  Shares(b)                   10.00       0.01        0.75          --           --          0.76
  1998 - Service Shares(b)    10.00         --        0.76          --           --          0.76

 ------------------------------------------------------------------------------

 (a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (b) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.
 (c) Annualized.
 (d) Not annualized.
 (e) Includes the balancing effect of calculating per share amounts.

26  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL
    STATEMENTS.

                              GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

                                                                                 RATIOS ASSUMING NO VOLUNTARY WAIVER
                                                                                    OF FEES OR EXPENSE LIMITATIONS
                                                                                 -----------------------------------
                                                                    RATIO OF                            RATIO OF
                                       NET ASSETS   RATIO OF     NET INVESTMENT      RATIO OF        NET INVESTMENT
   NET ASSET                 PORTFOLIO AT END OF  NET EXPENSES  INCOME (LOSS) TO   EXPENSES TO      INCOME (LOSS) TO
   VALUE, END      TOTAL     TURNOVER    PERIOD    TO AVERAGE     AVERAGE NET      AVERAGE NET         AVERAGE NET
   OF PERIOD    RETURN(A)(D)   RATE    (IN 000S)  NET ASSETS(C)    ASSETS(C)        ASSETS(C)           ASSETS(C)
     $10.76         7.60%      2.76%    $30,445       0.60%             -- %           1.99%             (1.39)%
      10.74         7.40       2.76      30,861       1.25           (0.67)            2.49              (1.91)
      10.74         7.40       2.76      15,195       1.25           (0.67)            2.49              (1.91)
      10.76         7.60       2.76           2       0.25            0.28             1.49              (0.96)
      10.76         7.60       2.76          87       0.75           (0.22)            1.99              (1.46)
--------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements
June 30, 1998 (Unaudited)
 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end, manage-ment investment company. The Trust includes Goldman Sachs Income Strategy Portfolio (Income Strategy), Goldman Sachs Growth and Income Strategy Portfo-lio (Growth and Income Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Ag-gressive Growth Strategy), collectively, (the "Portfolios") or individually (a "Portfolio"). All of the Portfolios offer five classes of shares --Class A, Class B, Class C, Institutional and Service shares.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A. INVESTMENT VALUATION -- Each Portfolio invests in a combination of Under-lying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM"), an affiliate of Goldman Sachs or Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, acts as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests pri-marily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on trade date. Realized gains and losses on sales of portfolio secu-rities are calculated on the identified cost basis. Dividend income is re-corded on the ex-dividend date. Interest income is determined on the basis of interest accrued.

 C. FEDERAL TAXES -- It is each Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment compa-nies and to distribute each year substantially all of its investment company taxable income to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, de-pending on the type of book/tax differences that may exist.

 D. EXPENSES -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are generally allocated to the Port-folios based on each Portfolio's relative average net assets for the period.
   Class A, Class B and Class C shareholders of the Portfolios bear all ex-penses and fees relating to their respective distribution and authorized dealer service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares.

 3. AGREEMENTS

 Pursuant to the Investment Management Agreement (the "Agreement"), GSAM serves as the investment adviser to each Portfolio. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administer-ing the Portfolios' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to 0.35% of average daily net assets of each Portfolio.

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
   During the period, GSAM has voluntarily agreed to limit "Other Expenses", (excluding management fees, distribution and authorized dealer service fees, taxes, interest, brokerage, litigation, Service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses ex-ceed 0.10% of the average daily net assets of each Portfolio.
   Goldman Sachs serves as Distributor of the shares of the Portfolios pursu-ant to Distribution Agreements. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Portfolios that it retained approximately $85,000, $522,000, $331,000 and $149,000 for the period ended June 30, 1998 for Income Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy, respectively.
   The Trust, on behalf of each Portfolio, has adopted Distribution Plans pur-suant to Rule 12b-1. Under the Distribution Plans, Goldman Sachs is entitled to a quarterly fee from each Portfolio for distribution services equal, on an annual basis, to .25%, .75% and .75% of the average daily net assets attrib-utable to Class A, Class B and Class C shares, respectively.
   The Trust, on behalf of each Portfolio, has adopted Authorized Dealer Serv-ice Plans (the "Dealer Service Plans") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account mainte-nance services. Each Portfolio pays a fee under the Dealer Service Plan equal, on an annual basis, up to 0.25% of its average daily net assets at-tributable to Class A, Class B and Class C shares. Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee.
   For the period ended June 30, 1998, the advisor and distributor have volun-tarily agreed to waive certain fees and reimburse other expenses as follows
 (in thousands):

                         WAIVERS
                    ------------------
                               CLASS A                 TOTAL WAIVERS   REIMBURSEMENT
 PORTFOLIO          MANAGEMENT  12B-1  REIMBURSEMENT AND REIMBURSEMENT  OUTSTANDING
 -----------------------------------------------------------------------------------
 Income
Strategy               $ 26      $10       $149            $185             $81
 -----------------------------------------------------------------------------------
 Growth and
Income
Strategy                116       39        191             346             135
 -----------------------------------------------------------------------------------
 Growth
Strategy                 82       27        190             299             130
 -----------------------------------------------------------------------------------
 Aggressive
Growth
Strategy                 31        9        162             202              97
 -----------------------------------------------------------------------------------

   As of June 30, 1998, the "Amounts owed to affiliates" are as follows (in thousands):

                    MANAGEMENT AUTHORIZED DEALER  TRANSFER  DISTRIBUTION
 PORTFOLIO             FEES      SERVICE FEES    AGENT FEES     FEES     TOTAL
 -----------------------------------------------------------------------------
 Income Strategy       $ 7           $ 23           $35         $ 34     $ 99
 -----------------------------------------------------------------------------
 Growth and Income
Strategy                30            102            43          167      342
 -----------------------------------------------------------------------------
 Growth Strategy        22             73            27          123      245
 -----------------------------------------------------------------------------
 Aggressive Growth
Strategy                 8             28            55           51      142
 -----------------------------------------------------------------------------

 4. SERVICE PLAN

 The Trust, on behalf of each Portfolio, has adopted a Service Plan. This plan allows for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers, who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), respectively, of the average daily net asset value of the Service shares.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements
June 30, 1998 (Unaudited)
 5. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the period ended June 30, 1998 is as follows:

                                                      GOLDMAN SACHS
                                              INCOME STRATEGY PORTFOLIO(A)
                                                  ---------------------------
                                                     SHARES          DOLLARS
                                                  ---------------------------
 CLASS A SHARES
 Shares sold                                      2,877,099  $    30,114,067
 Reinvestment of dividends and distributions         14,551          151,902
 Shares repurchased                                (171,137)      (1,790,023)
                                                  ---------------------------
                                                  2,720,513       28,475,946
 ----------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                                      1,628,941       16,983,997
 Reinvestment of dividends and distributions          5,978           62,377
 Shares repurchased                                 (36,296)        (379,624)
                                                  ---------------------------
                                                  1,598,623       16,666,750
 ----------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                                      1,408,523       14,714,285
 Reinvestment of dividends and distributions          5,572           58,196
 Shares repurchased                                (108,413)      (1,134,993)
                                                  ---------------------------
                                                  1,305,682       13,637,488
 ----------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold                                          6,443           68,194
 Reinvestment of dividends and distributions             48              503
 Shares repurchased                                      --              (10)
                                                  ---------------------------
                                                      6,491           68,687
 ----------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                                         40,202          422,112
 Reinvestment of dividends and distributions            174            1,815
 Shares repurchased                                  (2,846)         (29,517)
                                                  ---------------------------
                                                     37,530          394,410
 ----------------------------------------------------------------------------
 NET INCREASE IN SHARES                           5,668,839  $    59,243,281
 ----------------------------------------------------------------------------

 (a) Class A, Class B, Class C, Institutional and Service share activity commenced on January 2, 1998.

 6. PORTFOLIO SECURITY TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 1998, were as follows:

 PORTFOLIO                    PURCHASES      SALES
 ----------------------------------------------------
 Income Strategy             $ 61,071,933 $ 3,556,539
 ----------------------------------------------------
 Growth and Income Strategy   287,762,145  19,265,005
 ----------------------------------------------------
 Growth Strategy              201,040,862   6,116,000
 ----------------------------------------------------
 Aggressive Growth Strategy    76,949,091     996,433
 ----------------------------------------------------

                                       GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

               GOLDMAN SACHS                        GOLDMAN SACHS                        GOLDMAN SACHS
  GROWTH AND INCOME STRATEGY PORTFOLIO(A)   GROWTH STRATEGY PORTFOLIO(A)    AGGRESSIVE GROWTH STRATEGY PORTFOLIO(A)
 --------------------------------------------------------------------------------------------------------------------
               SHARES              DOLLARS         SHARES          DOLLARS              SHARES               DOLLARS
 --------------------------------------------------------------------------------------------------------------------
          11,638,632   $       124,939,296      8,130,748  $    88,549,649           2,999,160  $         32,937,854
              44,082               470,002         12,989          139,478                 458                 5,000
            (197,195)           (2,118,896)      (143,628)      (1,553,713)           (169,986)           (1,884,459)
 --------------------------------------------------------------------------------------------------------------------
          11,485,519           123,290,402      8,000,109       87,135,414           2,829,632            31,058,395
 --------------------------------------------------------------------------------------------------------------------
           8,059,317            86,695,607      6,471,799       70,551,964           2,961,452            32,547,554
              19,582               208,864          1,745           18,818                  --                    --
            (102,080)           (1,101,899)      (109,724)      (1,203,658)            (88,001)             (960,242)
 --------------------------------------------------------------------------------------------------------------------
           7,976,819            85,802,572      6,363,820       69,367,124           2,873,451            31,587,312
 --------------------------------------------------------------------------------------------------------------------
           6,354,913            68,294,059      4,070,956       44,222,841           1,457,078            15,932,065
              14,905               158,691            830            8,914                  --                    --
             (71,412)             (764,988)       (38,271)        (411,275)            (42,181)             (453,659)
 --------------------------------------------------------------------------------------------------------------------
           6,298,406            67,687,762      4,033,515       43,820,480           1,414,897            15,478,406
 --------------------------------------------------------------------------------------------------------------------
              59,784               636,388         36,024          392,405                 159                 1,597
                 179                 1,923            111            1,199                  --                    --
                  --                    --           (966)         (10,400)                 --                    --
 --------------------------------------------------------------------------------------------------------------------
              59,963               638,311         35,169          383,204                 159                 1,597
 --------------------------------------------------------------------------------------------------------------------
              93,431             1,022,908         14,269          158,390               8,095                91,103
                 324                 3,439             14              153                  --                    --
              (2,268)              (24,115)          (463)          (5,000)                 --                    --
 --------------------------------------------------------------------------------------------------------------------
              91,487             1,002,232         13,820          153,543               8,095                91,103
 --------------------------------------------------------------------------------------------------------------------
          25,912,194   $       278,421,279     18,446,433  $   200,859,765           7,126,234  $         78,216,813
 --------------------------------------------------------------------------------------------------------------------

 7. LINE OF CREDIT FACILITY

 The Portfolios participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility and a $50,000,000 committed, unsecured revolving line of credit facility. Both facilities are to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolio based on the amount of the commitment which has not been utilized. During the period ended June 30, 1998, the Portfolios did not have any borrowings under these facilities.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS
Notes to Financial Statements
June 30, 1998 (Unaudited)
 8. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' custodian.

 9. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury and agency obligations. At June 30, 1998, Income Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy had undivided interests in the repurchase agreements in the follow-ing joint account which equaled $300,000, $2,500,000, $1,600,000 and $800,000, respectively, in principal amount. At June 30, 1998, the repurchase agreement in the joint account along with the corresponding underlying secu-rities (including the type of security, market value, interest rate and matu-rity data) were as follows:

                                        PRINCIPAL   INTEREST   MATURITY    AMORTIZED
                                          AMOUNT      RATE       DATE         COST
 --------------------------------------------------------------------------------------
 CIBC OPPENHEIMER, INC.,               $250,000,000    5.70%  07/01/1998   $250,000,000
 dated 06/30/98, repurchase price $250,039,583 (total collateral value $255,475,165 consisting of FHLMC: 7.00%, 12/01/27)
 --------------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,                 $300,000,000     6.00% 07/01/1998   $300,000,000
 dated 06/30/98, repurchase price $300,050,000 (total collateral value $305,999,913 consisting of FHLMC: 6.00%-12.50%, 09/01/98-06/01/28: FNMA: 6.00%-9.50%, 03/01/02-
08/01/26)
 --------------------------------------------------------------------------------------
 LEHMAN BROTHERS INC.,                 $270,000,000    5.85%  07/01/1998   $270,000,000
 dated 06/30/98, repurchase price $270,043,875 (total collateral value $275,398,468 consisting of FHLMC: 5.50%-12.00%, 10/01/98-11/01/27: FNMA: 6.29%-9.50%, 05/01/02-
07/01/25)
 --------------------------------------------------------------------------------------
 SALOMON-SMITH BARNEY,                 $264,400,000    5.75%  07/01/1998   $264,400,000
 dated 06/30/98, repurchase price $264,442,231 (total collateral value $269,848,754 consisting of U.S. Treasury Stripped Interest Only Security: 05/14/04; U.S. Treasury
 Stripped Principal Only Securities: 7.50%-8.75%, 08/15/00-11/15/01)
 --------------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                $1,084,400,000
 --------------------------------------------------------------------------------------

                                                      GOLDMAN SACHS FUND PROFILE

Goldman Sachs
Asset Allocation Portfolios

THE GOLDMAN
SACHS ADVANTAGE

When you invest in Goldman Sachs Asset Allocation Portfolios, you can capitalize on Goldman Sachs' 129-year history of excellence while benefiting from the firm's leadership in three areas:

1
Global Resources

With professionals based throughout the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2
Fundamental Research

Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3
Risk Management

Goldman, Sachs & Co. excels in understanding, monitoring and managing investment risk -- a process that is integrated into all Goldman Sachs investment products.

    How you choose to allocate your assets may have a far greater impact on your portfolio's total return potential than any other investment decision you can make. By carefully balancing the percentage of assets allocated to each asset class -- stocks, bonds and cash -- a portfolio can be tailored to your current investment goals and timeframes.

    The Goldman Sachs Asset Allocation Portfolios offer you easy access to the benefits associated with asset allocation. Each is designed to provide results consistent with your investment objectives via a complementary blend of Goldman Sachs Funds.

    Target Your Needs

    The four Goldman Sachs Asset Allocation Portfolios -- Income Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy -- are carefully tailored to specific financial goals. As your investment objectives change, you can exchange shares among the Goldman Sachs Asset Allocation Portfolios without any additional charge.* (Please note: in general, greater returns are associated with greater risk.)

    ----------------------------------------------------------------------------
    Goldman Sachs Asset Allocation Portfolios

               GROWTH AND INCOME STRATEGY             AGGRESSIVE GROWTH STRATEGY
--------------------------------------------------------------------------------
  Lower Risk/Return                                         Higher Risk/Return
--------------------------------------------------------------------------------
INCOME STRATEGY                         GROWTH STRATEGY

    For More Information

    To learn more about the Goldman Sachs Asset Allocation Portfolios, call your investment professional today.

* The exchange privilege is subject to termination and its terms are subject to change.

--------------------------------------------------------------------------------
                         Goldman Sachs Asset Management
            One New York Plaza, 42nd Floor, New York, New York 10004
--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.

Distributor and Transfer Agent

GOLDMAN SACHS INTERNATIONAL

133 Peterborough Court
London, England EC4A 2BB

GOLDMAN SACHS ASSET MANAGEMENT

Investment Adviser

Visit our internet address: www.gs.com/funds


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

CORE International Equity Fund's, Global Income Fund's and Core Fixed Income Fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The Funds may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both.

Short Duration Government Income Fund's net asset value and yield are not guaranteed by the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.

The High Yield Fund invests primarily in high yield, fixed income securities rated below investment grade that are considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than investment in higher rated fixed income securities.

The CORE Small Cap Fund invests in stocks of smaller companies. The stocks of smaller companies are often associated with higher risks than the stocks of larger companies, including higher volatility.

Emerging Markets Equity Fund's investment in securities of foreign issuers and foreign currencies entails certain risks not customarily associated with investing in securities of U.S. issuers. Quoted in U.S. dollars. In particular, the securities markets of emerging countries in which the Fund may invest without limit are less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation, and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.


(C) Copyright 1998 Goldman, Sachs & Co. All rights reserved.
    Date of first use: August 31, 1998                        AASAR / 80K / 8-98